LEASES	9 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 8 – LEASES

The Company has short-term leases primarily consisting of spaces with the remaining lease term being less than or equal to 12 months. The total short- term lease expense and cash paid for the nine-month period ended December 31, 2023 is approximately $ 22 thousand (March 31, 2023; $ 29 thousand).